Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOW FROM OPERATING ACTIVITIES:
Net income (loss)	$ (227,055)	$ (2,628,237)	$ (7,143,153)	$ (6,098,944)
Depreciation	29,090	900	50,087	3,643
Depreciation and amortization	29,090	900
Gain on disposition of property			(1,994)
Compensation paid through issuance of common stock		969,535	1,030,535	3,476,559
Amortization of loan discount		1,000,457	1,000,457	1,262,109
Adjustments to reconcile net loss to cash (used in) operating activities:
Accounts receivable	(728,861)	(61,507)	613,104	75,334
Prepaid expenses	37,156	(448,000)	(34,286)	(8,010)
Inventory	(704,724)	42,360	(2,289,695)	(4,145)
Inventory deposits and other	(3,472)	(647,147)	(3,149)	141,164
Accounts payable and accrued expense	(92,713)	(1,152,603)	(50,042)	304,445
Net Cash (Used in) Operating Activities	(1,690,579)	(2,924,242)	(6,828,136)	(847,845)
CASH FLOW FROM INVESTING ACTIVITIES:
Purchase of Champion			(10,247,420)
Purchase of property and equipment			(20,888)
Net Cash (Used in) Investing Activities			(10,268,308)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from sale of common, net of offering costs		9,038,456	9,603,791	772,505
Proceeds from line of credit	1,700,000
Proceeds from sale of prefunded warrants, net of offering costs			10,349,964
Proceeds from exercise of prefunded warrants			115,798
Proceeds (repayments) of loans – officer - related party	101,000	(81,506)	(81,506)	35,548
Proceeds (repayments) of working capital loan	(1,197)	60,000
Proceeds of working capital loan			60,000	2,244,100
Repayment of loans – nonrelated party		(2,601,634)	(2,612,456)	(2,247,600)
Net Cash Provided by Financing Activities	1,799,803	6,415,316	17,435,591	804,553
CHANGE IN CASH	109,224	3,491,074	339,147	(43,292)
CASH AT BEGINNING OF PERIOD	356,754	17,607	17,607	60,899
CASH AT END OF PERIOD	465,978	3,508,681	356,754	17,607
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	25,434	188,607	270,146	214,798
Income taxes
Non-cash investing and financing activities:
Conversion of debt into equity		$ 1,950,224	$ 2,011,224	$ 2,691,940